Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

10. STOCKHOLDERS’ EQUITY

Authorized Shares

At December 31, 2021, the Company’s authorized shares consisted of 300,000,000 shares of Class A common stock, $0.0001 par value; and 22,000,000 shares of Class B common stock, $0.0001 par value; and 1,000,000 shares of preferred stock, par value of $0.0001 per share.

Legacy Vicarious Surgical Preferred Stock

In connection with the Business Combination, Legacy Vicarious Surgical’s Convertible Preferred Stock (“Legacy Convertible Preferred Stock”), previously classified as mezzanine was retroactively adjusted, converted into Common Stock, and reclassified to permanent equity as a result of the reverse recapitalization. As of December 31, 2021, there were no Legacy Convertible Preferred Stock authorized, issued or outstanding. The following table summarizes details of Legacy Convertible Preferred Stock authorized, issued and outstanding immediately prior to the Business Combination:

	Prior to Business Combination
	Shares
Legacy Convertible Preferred Stock	Authorized	Issued and Outstanding	Preferred Stock
Series A Legacy Convertible Preferred Stock, $0.0001 par value	16,740,853	16,740,853	$6,477
Series A1 Legacy Convertible Preferred Stock, $0.0001 par value	26,107,321	26,107,321	16,678
Series A2 Legacy Convertible Preferred Stock, $0.0001 par value	10,036,853	10,036,853	9,995
Series A3 Legacy Convertible Preferred Stock, $0.0001 par value	18,267,057	13,665,901	13,520
Total	71,152,084	66,550,928	$46,670

The following describes the rights and preferences of the Company’s Legacy Convertible Preferred Stock prior to the conversion in the Business Combination:

Voting — The holders of Legacy Series Preferred Stock vote together with all other classes and series of stock as a single class on an as-converted basis. Each share of Legacy Series Preferred Stock entitles the holder to such number of votes per share as shall equal the number of shares of common stock into which the share is then convertible. The holders of the Legacy Series A1 and A2 Preferred Stock, collectively, are entitled to elect two directors to the Company’s Board of Directors and holders of the Legacy Series A3 Preferred Stock are entitled to elect two directors to the Company’s Board of Directors.

Dividends — Dividends may be declared and paid on Legacy Series Preferred Stock from funds lawfully available as and when determined by the Company’s Board of Directors. Through the date of the conversion and through December 31, 2021, no dividends have been declared.

Liquidation — Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of the Legacy Series Preferred Stock are entitled to first be paid out of assets available for distribution, prior and in preference to any distribution to the holders of the Company’s common stock, the greater of (a) an amount equal to $0.3926 per share for Series A Preferred Stock, $0.6420 per share for Legacy Series A1 Preferred Stock, plus declared but unpaid dividends, $0.9963 per share for Legacy Series A2 Preferred Stock, plus declared but unpaid dividends, $0.9963 per share for Legacy Series A3 Preferred Stock, plus declared but unpaid dividends (b) an amount per share that would have been payable had all shares of the Legacy Series Preferred Stock been converted to shares of Class B common stock immediately prior to any liquidation, dissolution, or winding up of the Company.

Conversion — Each holder of Legacy Series Preferred Stock has the right, at their option at any time, to convert any such shares of Legacy Series Preferred Stock into fully paid and nonassessable shares of Class B common stock. The conversion ratio is determined by dividing the purchase price by the conversion price, which is equal to $0.3926, $0.6420, $0.9963 and $0.9963 per share for Legacy Series A, A1, A2 and A3 Preferred Stock, respectively. The conversion price is subject to change if certain dilutive events occur. Conversion is mandatory with an initial public offering of the Company’s common stock with a value of at least $40 million of gross proceeds to the Company or upon the election of greater than 50% of the holders of Series Preferred Stock.

Redemption — The Legacy Series Preferred Stock is not subject to mandatory or optional redemption other than in connection with a liquidation, dissolution, or winding-up of the Company.

Common Stock

Classes of Common Stock

Class A common stock receive 1 vote per share. Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of Class A common stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the board of directors out of funds legally available for such purposes. In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class A common stock are entitled to share ratably in all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preferred stock or any class or series of stock having a preference over the Class A common stock, then outstanding, if any.

Class B common stock receives 20 votes per share and converts into Class A at a one-to-one conversion rate per share. Holders of Class B common stock will share ratably together with each holder of Class A common stock, if and when any dividend is declared by the board of directors. Holders of Class B common stock have the right to convert shares of their Class B common stock into fully paid and non-assessable shares of Class A common stock, on a one-to-one basis, at the option of the holder at any time. Upon the occurrence of certain events, holders of Class B common stock automatically convert into Class A common stock, on a one-to-one basis. In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class B common stock are entitled to share ratably in all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preferred stock or any class or series of stock having a preference over the Class B common stock, then outstanding, if any.

Restricted Stock Agreements — In 2014, the Company issued 19,789,860 shares of Legacy Class A common stock to the initial founders of the Company at par that contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share or the then current fair value of the share, which lapsed over a four-year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.

As of January 30, 2021 the shares were fully vested and on September 17, 2021, in connection with the recapitalization the shares were converted to Class B common stock.

In 2021, subsequent to the recapitalization, the Company issued 749,691 restricted stock units (“RSUs”) of Class A common stock to employees and members of the board of directors. The RSUs vest over a four-year period. The activity for common stock subject to vesting for the years ended December 31, 2021 and 2020, is as follows:

	Shares Subject to Vesting	Weighted Average Grant Date Fair Value
Balance of unvested shares – January 1, 2020	217,602	$0.05
Granted	749,692	$12.53
Vested	(269,243)	$2.42
Balance of unvested shares – December 31, 2021	698,051	$12.54

The total stock-based compensation related to the RSUs during the years ended December 31, 2021, was $0.8 million. As of December 31, 2021, the total unrecognized stock-based compensation expense related to unvested RSUs aggregated $8.4 million and is expected to be recognized over a weighted average period of 3.3 years. The aggregate intrinsic value of the awards granted and vested during the year ended December 31, 2021 was $6.4 million and $0.5 million, respectively. The aggregate intrinsic value of RSUs outstanding at December 31, 2021 was $6.0 million.

Preferred Stock

Preferred stock shares authorized may be issued from time to time in one or more series, with each series terms, voting, dividend, conversion, redemption, liquidation and other rights to be determined by the Board of Directors at the time of issuance.

Warrants

In D8’s initial public offering, on July 17, 2020 it sold units at a price of $10.00 per unit, which consisted of one D8 Class A ordinary share, $0.0001 par value, and one-half of a redeemable warrant (each a “Public Warrant”). On July 17, 2020, simultaneously with the closing of its initial public offering, D8 consummated the Private Placement of 8,000,000 Private Placement Warrants, each exercisable to purchase one D8 Class A ordinary share at $11.50 per share, at a price of $1.00 per Private Placement Warrant. On July 24, 2020, simultaneously with the sale of D8’s over-allotment units, D8 consummated a private sale of an additional 900,000 Private Placement Warrants. In connection with the Business Combination, 1,500,000 additional Private Placement Warrants were issued upon conversion of D8 working capital loans. In connection with the Business Combination, each issued and outstanding D8 Class A ordinary share automatically converted into one share of Class A common stock. Each warrant is exercisable to purchase one share of Class A common stock at $11.50 per share.

As of December 31, 2021, the Company had 17,248,621 Public Warrants and 10,400,000 Private Placement Warrants outstanding.

The Public Warrants became exercisable at $11.50 per share 30 days after the completion of the September 17, 2021 Business Combination. When the warrants became redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. The Company filed a registration statement with the SEC that was declared effective as of October 22, 2021 covering the shares of Class A common stock issuable upon exercise of the warrants and is maintaining a current prospectus relating to those shares of Class A common stock until the warrants expire, are exercised or redeemed, as specified in the warrant agreement.

The warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. If (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of our initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A common stock during the 10 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger prices described below under “Redemption of Warrants when the price per share of Class A common stock equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of Warrants when the price per share of Class A common stock equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.

Redemption of Warrants when the price per share of Class A common stock equals or exceeds $18.00. The Company may call the Public Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon a minimum of 30 days’ prior written notice of redemption; and

•        if, and only if, the last reported sale price of Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemption of Warrants when the price per share of Class A common stock equals or exceeds $10.00. The Company may call the Public Warrants for redemption:

•        in whole and not in part;

•        at a price of $0.10 per warrant;

•        upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s Class A common stock; and

•        if, and only if, the last reported sale price of Class A common stock shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants, so long as they are held by the Sponsor or its permitted transferees, (i) will not be redeemable by the Company, (ii) may not (including the shares of Class A common stock issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the initial Business

Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.